SRH Funds

SRH REIT Covered Call ETF (NYSE Arca, Inc.: SRHR)

SRH U.S. Quality GARP ETF (NYSE Arca, Inc.: SRHQ)

Schedules of Investments

January 31, 2026

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.21%
Data Center REIT - 9.17%
Digital Realty Trust, Inc.(a)	27,000	$4,480,650

Gaming REIT - 2.98%
VICI Properties, Inc.	51,763	1,453,505

Health Care REIT - 14.27%
Alexandria Real Estate Equities, Inc.	35,000	1,912,400
Healthpeak Properties, Inc.	74,763	1,288,914
Ventas, Inc.(a)	48,500	3,766,995
		6,968,309
Hotel REIT - 5.72%
Apple Hospitality REIT, Inc.	75,000	873,000
Host Hotels & Resorts, Inc.	103,525	1,918,318
		2,791,318
Industrial REIT - 12.80%
Eastgroup Properties, Inc.(a)	7,395	1,343,228
First Industrial Realty Trust, Inc.	41,260	2,394,318
Lineage, Inc.(a)	25,000	892,750
Rexford Industrial Realty, Inc.	40,000	1,621,200
		6,251,496
Infrastructure REIT - 5.33%
Crown Castle, Inc.(a)	30,000	2,604,300

Multi Asset Class REIT - 8.12%
Global Net Lease, Inc.	295,500	2,795,430
Safehold, Inc.(a)	82,800	1,168,308
		3,963,738
Office REIT - 7.98%
Cousins Properties, Inc.	72,500	1,829,900
Highwoods Properties, Inc.	80,000	2,068,000
		3,897,900
Residential REIT - 11.99%
Invitation Homes, Inc.	20,628	551,387
Mid-America Apartment Communities, Inc.	8,000	1,074,400
NexPoint Residential Trust, Inc.	72,082	2,178,318
Sun Communities, Inc.	16,094	2,050,858
		5,854,963
	Shares	Value
Retail REIT - 6.50%
Brixmor Property Group Inc.	64,200	$1,719,918
Curbline Properties Corp.	60,000	1,455,000
		3,174,918
Self-storage REIT - 5.58%
Extra Space Storage, Inc.(a)	12,350	1,703,930
Public Storage(a)	3,700	1,021,903
		2,725,833
Specialty REIT - 9.77%
Lamar Advertising Co., Class A	37,168	4,769,026

TOTAL COMMON STOCKS
(Cost $47,044,897)		48,935,956

MONEY MARKET FUNDS - 0.15%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.61%(b)	70,949	70,949

TOTAL MONEY MARKET FUNDS
(Cost $70,949)		70,949

TOTAL INVESTMENTS - 100.36%
(Cost $47,115,846)		$49,006,905

Liabilities in Excess of Other Assets - (0.36%)		(175,168)

NET ASSETS - 100.00%		$48,831,737

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $16,946,621 as of January 31, 2026.
(b)	Rate disclosed is 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

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SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Crown Castle, Inc.	2/20/2026	$92.50	(300)	$31,046	$(2,604,300)	$(12,000)
Digital Realty Trust, Inc.	3/20/2026	190.00	(270)	171,985	(4,480,650)	(56,025)
EastGroup Properties, Inc.	3/20/2026	195.00	(73)	12,664	(1,325,972)	(10,220)
Extra Space Storage, Inc.	2/20/2026	140.00	(123)	17,034	(1,697,031)	(32,595)
Lineage, Inc.	4/17/2026	45.00	(250)	84,245	(892,750)	(7,500)
Public Storage	3/20/2026	310.00	(37)	11,784	(1,021,903)	(4,070)
Safehold, Inc.	4/17/2026	17.50	(820)	57,745	(1,157,020)	(20,500)
Ventas, Inc.	5/15/2026	90.00	(485)	48,006	(3,766,995)	(24,250)
				$434,509	$(16,946,621)	$(167,160)

See Notes to Schedules of Investments.

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SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.91%
Consumer Discretionary Products - 5.40%
NIKE, Inc., Class B	42,141	$2,604,735
NVR, Inc.(a)	369	2,817,585
Polaris, Inc.	65,343	4,171,497
		9,593,817
Consumer Staple Products - 2.74%
Coca-Cola Consolidated, Inc.	19,816	3,013,221
Conagra Brands, Inc.	100,305	1,856,645
		4,869,866
Financial Services - 10.39%
Cboe Global Markets, Inc.	11,821	3,133,274
Corpay, Inc.(a)	7,671	2,413,527
Credit Acceptance Corp.(a)	5,180	2,580,883
Essent Group Ltd.	46,347	2,916,153
Euronet Worldwide, Inc.(a)	25,036	1,814,109
Nasdaq, Inc.	35,264	3,416,729
PayPal Holdings, Inc.	40,995	2,160,026
		18,434,701
Health Care - 12.60%
Amgen, Inc.	8,585	2,935,040
Cardinal Health, Inc.	19,417	4,172,325
Cencora, Inc.	9,619	3,455,337
CVS Health Corp.	39,485	2,942,422
Elevance Health, Inc.	6,150	2,126,301
Humana, Inc.	10,110	1,973,472
McKesson Corp.	3,975	3,304,060
UnitedHealth Group, Inc.	5,105	1,464,778
		22,373,735
Industrial Products - 7.73%
Fortive Corp.	36,555	1,930,470
Keysight Technologies, Inc.(a)	17,861	3,863,870
Ralliant Corp.	12,184	645,386
The Toro Co.	36,771	3,364,546
Watts Water Technologies, Inc.	13,118	3,926,349
		13,730,621
Industrial Services - 12.73%
Applied Industrial Technologies, Inc.	11,871	3,091,327
Arcosa, Inc.	34,688	3,970,735
EMCOR Group, Inc.	7,237	5,215,923
Frontdoor, Inc.(a)	69,629	4,115,770
FTI Consulting, Inc.(a)	16,304	2,847,820
Insperity, Inc.	29,963	1,280,319
TriNet Group, Inc.	33,760	2,067,463
		22,589,357
	Shares	Value
Materials - 2.65%
Eagle Materials, Inc.	12,054	$2,456,726
Owens Corning	18,730	2,244,603
		4,701,329
Media - 6.37%
Fox Corp., Class A	47,264	3,439,874
GoDaddy, Inc., Class A(a)	14,850	1,492,722
New York Times Co., Class A	53,934	3,953,902
Sirius XM Holdings, Inc.	118,658	2,414,690
		11,301,188
Renewable Energy - 2.97%
EnerSys	29,211	5,263,530

Retail & Wholesale - Discretionary - 1.54%
The Home Depot, Inc.	7,298	2,733,758

Retail & Wholesale - Staples - 1.52%
Target Corp.	25,633	2,703,513

Software & Tech Services - 18.89%
ACI Worldwide, Inc.(a)	48,897	2,120,174
Akamai Technologies, Inc.(a)	33,231	3,228,392
Autodesk, Inc.(a)	10,218	2,583,826
Booz Allen Hamilton Holding Co., Class A	25,580	2,261,784
Box, Inc., Class A(a)	86,687	2,197,515
Dropbox, Inc., Class A(a)	100,155	2,551,949
Gen Digital, Inc.	100,797	2,418,120
Genpact Ltd.	53,099	2,341,666
Leidos Holdings, Inc.	19,824	3,732,463
Nutanix, Inc.(a)	38,317	1,507,008
Pegasystems, Inc.	76,960	3,362,382
Qualys, Inc.(a)	21,243	2,801,952
Science Applications International Corp.	23,827	2,424,635
		33,531,866
Tech Hardware & Semiconductors - 11.25%
Ciena Corp.(a)	44,268	11,147,125
Jabil, Inc.	19,660	4,663,155
Plexus Corp.(a)	20,878	4,161,612
		19,971,892
Telecommunications - 1.10%
Iridium Communications, Inc.	97,919	1,950,546

See Notes to Schedules of Investments.

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SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

	Shares	Value
Utilities - 2.03%
Vistra Corp.	22,778	$3,606,896

TOTAL COMMON STOCKS
(Cost $140,709,321)		177,356,615

MONEY MARKET FUNDS - 0.08%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.61%(b)	138,618	138,618

TOTAL MONEY MARKET FUNDS
(Cost $138,618)		138,618

TOTAL INVESTMENTS - 99.99%
(Cost $140,847,939)		$177,495,233

Other Assets in Excess of Liabilities - 0.01%		13,390

NET ASSETS - 100.00%		$177,508,623

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

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SRH Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF (each a “Fund” and collectively the “Funds”). SRH REIT Covered Call ETF’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023 and is a non-diversified open-end management company registered under the 1940 Act. SRH U.S. Quality GARP ETF’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, SRH Advisors, LLC (“SRH”), has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022 and is a diversified open-end management company registered under the 1940 Act.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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SRH Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of January 31, 2026:

SRH REIT Covered Call ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$48,935,956	$–	$–	$48,935,956
Money Market Funds	70,949	–	–	70,949
Total	$49,006,905	$–	$–	$49,006,905
Other Financial Instruments(b)
Written Options	$(167,160)	$–	$–	$(167,160)
Total	$(167,160)	$–	$–	$(167,160)

SRH U.S. Quality GARP ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$177,356,615	$–	$–	$177,356,615
Money Market Funds	138,618	–	–	138,618
Total	$177,495,233	$–	$–	$177,495,233

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions: Securities transactions are recorded as of the trade date.

REITs: The SRH REIT Covered Call ETF may invest in REITs and is subject to certain risks associated with those investments. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. Real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investments in REITs is reported to the Fund after the end of the calendar year, and the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

At January 31, 2026, SRH REIT Covered Call ETF held written call options.

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